Distribution Date:	09/17/26	BBCMS Mortgage Trust 2025-5C33
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact	RRcmbs@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Michael A. Tilden	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 2)	15-16		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Principal Prepayment Detail	17	Special Servicer	CWCapital Asset Management LLC
Historical Detail	18		Attention: Brian Hanson	bhanson@cwcapital.com
Delinquency Loan Detail	19		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
		Operating Advisor & Asset	BellOak, LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: Reporting – BBCMS 2025-5C33	reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 2	22		1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	CMBS 4 Sub 7, LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	072924AA1	4.971000%	3,680,000.00	2,697,991.23	55,301.53	11,176.43	0.00	0.00	66,477.96	2,642,689.70	30.03%	30.00%
A-2	072924AB9	5.310000%	30,000,000.00	29,999,999.97	0.00	132,750.00	0.00	0.00	132,750.00	29,999,999.97	30.03%	30.00%
A-4	072924AD5	5.839000%	590,967,000.00	590,967,000.00	0.00	2,875,546.93	0.00	0.00	2,875,546.93	590,967,000.00	30.03%	30.00%
A-S	072924AE3	6.168000%	98,159,000.00	98,159,000.00	0.00	504,537.26	0.00	0.00	504,537.26	98,159,000.00	19.02%	19.00%
B	072924AF0	6.435000%	44,618,000.00	44,618,000.00	0.00	239,264.02	0.00	0.00	239,264.02	44,618,000.00	14.02%	14.00%
C	072924AG8	5.981000%	32,348,000.00	32,348,000.00	0.00	161,227.82	0.00	0.00	161,227.82	32,348,000.00	10.39%	10.38%
D	072924AN3	6.847496%	12,269,000.00	12,269,000.00	0.00	70,009.95	0.00	0.00	70,009.95	12,269,000.00	9.01%	9.00%
E-RR	072924AQ6	6.847496%	15,617,000.00	15,617,000.00	0.00	89,114.46	0.00	0.00	89,114.46	15,617,000.00	7.26%	7.25%
F-RR	072924AS2	6.847496%	15,616,000.00	15,616,000.00	0.00	89,108.75	0.00	0.00	89,108.75	15,616,000.00	5.51%	5.50%
G-RR	072924AU7	6.847496%	11,154,000.00	11,154,000.00	0.00	63,647.48	0.00	0.00	63,647.48	11,154,000.00	4.25%	4.25%
J-RR*	072924AW3	6.847496%	37,925,718.00	37,925,718.00	0.00	216,413.52	0.00	0.00	216,413.52	37,925,718.00	0.00%	0.00%
R	072924AY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	072924BA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,353,718.00	891,371,709.20	55,301.53	4,452,796.62	0.00	0.00	4,508,098.15	891,316,407.67

X-A	072924AH6	1.037698%	624,647,000.00	623,664,991.20	0.00	539,313.17	0.00	0.00	539,313.17	623,609,689.67
X-B	072924AJ2	0.646012%	175,125,000.00	175,125,000.00	0.00	94,277.41	0.00	0.00	94,277.41	175,125,000.00
Notional SubTotal			799,772,000.00	798,789,991.20	0.00	633,590.58	0.00	0.00	633,590.58	798,734,689.67

Deal Distribution Total					55,301.53	5,086,387.20	0.00	0.00	5,141,688.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	072924AA1	733.14979076	15.02758967	3.03707337	0.00000000	0.00000000	0.00000000	0.00000000	18.06466304	718.12220109
A-2	072924AB9	999.99999900	0.00000000	4.42500000	0.00000000	0.00000000	0.00000000	0.00000000	4.42500000	999.99999900
A-4	072924AD5	1,000.00000000	0.00000000	4.86583334	0.00000000	0.00000000	0.00000000	0.00000000	4.86583334	1,000.00000000
A-S	072924AE3	1,000.00000000	0.00000000	5.14000000	0.00000000	0.00000000	0.00000000	0.00000000	5.14000000	1,000.00000000
B	072924AF0	1,000.00000000	0.00000000	5.36249989	0.00000000	0.00000000	0.00000000	0.00000000	5.36249989	1,000.00000000
C	072924AG8	1,000.00000000	0.00000000	4.98416656	0.00000000	0.00000000	0.00000000	0.00000000	4.98416656	1,000.00000000
D	072924AN3	1,000.00000000	0.00000000	5.70624745	0.00000000	0.00000000	0.00000000	0.00000000	5.70624745	1,000.00000000
E-RR	072924AQ6	1,000.00000000	0.00000000	5.70624704	0.00000000	0.00000000	0.00000000	0.00000000	5.70624704	1,000.00000000
F-RR	072924AS2	1,000.00000000	0.00000000	5.70624680	0.00000000	0.00000000	0.00000000	0.00000000	5.70624680	1,000.00000000
G-RR	072924AU7	1,000.00000000	0.00000000	5.70624709	0.00000000	0.00000000	0.00000000	0.00000000	5.70624709	1,000.00000000
J-RR	072924AW3	1,000.00000000	0.00000000	5.70624714	0.00000000	0.01107692	0.00000000	0.00000000	5.70624714	1,000.00000000
R	072924AY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	072924BA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	072924AH6	998.42789800	0.00000000	0.86338871	0.00000000	0.00000000	0.00000000	0.00000000	0.86338871	998.33936555
X-B	072924AJ2	1,000.00000000	0.00000000	0.53834353	0.00000000	0.00000000	0.00000000	0.00000000	0.53834353	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/26 - 08/30/26	30	0.00	11,176.43	0.00	11,176.43	0.00	0.00	0.00	11,176.43	0.00
A-2	08/01/26 - 08/30/26	30	0.00	132,750.00	0.00	132,750.00	0.00	0.00	0.00	132,750.00	0.00
A-4	08/01/26 - 08/30/26	30	0.00	2,875,546.93	0.00	2,875,546.93	0.00	0.00	0.00	2,875,546.93	0.00
X-A	08/01/26 - 08/30/26	30	0.00	539,313.17	0.00	539,313.17	0.00	0.00	0.00	539,313.17	0.00
X-B	08/01/26 - 08/30/26	30	0.00	94,277.41	0.00	94,277.41	0.00	0.00	0.00	94,277.41	0.00
A-S	08/01/26 - 08/30/26	30	0.00	504,537.26	0.00	504,537.26	0.00	0.00	0.00	504,537.26	0.00
B	08/01/26 - 08/30/26	30	0.00	239,264.02	0.00	239,264.02	0.00	0.00	0.00	239,264.02	0.00
C	08/01/26 - 08/30/26	30	0.00	161,227.82	0.00	161,227.82	0.00	0.00	0.00	161,227.82	0.00
D	08/01/26 - 08/30/26	30	0.00	70,009.95	0.00	70,009.95	0.00	0.00	0.00	70,009.95	0.00
E-RR	08/01/26 - 08/30/26	30	0.00	89,114.46	0.00	89,114.46	0.00	0.00	0.00	89,114.46	0.00
F-RR	08/01/26 - 08/30/26	30	0.00	89,108.75	0.00	89,108.75	0.00	0.00	0.00	89,108.75	0.00
G-RR	08/01/26 - 08/30/26	30	0.00	63,647.48	0.00	63,647.48	0.00	0.00	0.00	63,647.48	0.00
J-RR	08/01/26 - 08/30/26	30	417.72	216,413.52	0.00	216,413.52	0.00	0.00	0.00	216,413.52	420.10
Totals			417.72	5,086,387.20	0.00	5,086,387.20	0.00	0.00	0.00	5,086,387.20	420.10

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,141,688.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,100,198.95	Master Servicing Fee	3,856.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,105.54
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	383.79
ARD Interest	0.00	Operating Advisor Fee	1,243.46
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	222.60
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,100,198.95	Total Fees	13,811.76

Principal		Expenses/Reimbursements
Scheduled Principal	55,301.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	55,301.53	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,086,387.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	55,301.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,141,688.73
Total Funds Collected	5,155,500.48	Total Funds Distributed	5,155,500.49

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	891,371,709.62	891,371,709.62	Beginning Certificate Balance	891,371,709.20
(-) Scheduled Principal Collections	55,301.53	55,301.53	(-) Principal Distributions	55,301.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	891,316,408.09	891,316,408.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	891,371,709.62	891,371,709.62	Ending Certificate Balance	891,316,407.67
Ending Actual Collateral Balance	891,316,408.09	891,316,408.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.42)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.42)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	21	112,823,500.00	12.66%	40	6.6984	1.430849	1.29 or less	12	166,738,500.00	18.71%	41	6.4369	1.075556
10,000,000 to 14,999,999	11	128,325,000.00	14.40%	41	6.4498	1.507939	1.30 to 1.49	18	285,889,164.39	32.07%	41	6.4697	1.422805
15,000,000 to 19,999,999	2	33,998,743.70	3.81%	41	6.9560	1.663117	1.50 to 1.79	6	126,000,000.00	14.14%	41	7.5598	1.663829
20,000,000 to 29,999,999	7	160,850,000.00	18.05%	41	6.3598	2.060230	1.80 to 1.99	8	167,210,000.00	18.76%	37	7.0008	1.911036
30,000,000 to 39,999,999	4	138,975,000.00	15.59%	36	6.1397	1.797658	2.00 to 2.49	5	103,253,743.70	11.58%	41	5.8304	2.228585
40,000,000 to 54,999,999	3	141,844,164.39	15.91%	41	7.2274	1.617514	2.50 or more	2	42,225,000.00	4.74%	41	6.4987	2.968105
55,000,000 or greater	3	174,500,000.00	19.58%	41	6.8833	1.424585	Totals	51	891,316,408.09	100.00%	40	6.6446	1.650061
Totals	51	891,316,408.09	100.00%	40	6.6446	1.650061
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	3,000,000.00	0.34%	41	6.5100	2.350000
							Industrial	4	74,954,092.62	8.41%	31	5.7473	1.934771
Arizona	1	33,000,000.00	3.70%	41	6.3250	1.280000
							Lodging	2	106,250,000.00	11.92%	41	7.3613	1.776353
California	17	84,042,955.24	9.43%	40	6.2567	1.628143
							Mixed Use	22	202,568,400.78	22.73%	41	6.3494	1.762647
Florida	1	55,000,000.00	6.17%	41	7.0830	1.950000
							Mobile Home Park	17	74,300,000.01	8.34%	40	6.9827	1.441992
Georgia	4	17,200,000.01	1.93%	41	7.1214	1.783721
							Multi-Family	12	129,406,700.00	14.52%	41	6.4578	1.270861
Illinois	3	49,900,000.00	5.60%	41	6.7408	1.801473
							Office	8	108,794,311.45	12.21%	41	7.4213	1.887263
Indiana	3	40,791,838.00	4.58%	40	7.0190	1.440000
							Retail	6	45,522,903.23	5.11%	41	6.8066	1.511247
Kansas	4	29,937,652.17	3.36%	26	6.7053	1.717474
							Self Storage	29	149,520,000.00	16.78%	41	6.3643	1.624967
Kentucky	3	11,164,500.00	1.25%	41	5.9200	2.480000
							Totals	100	891,316,408.09	100.00%	40	6.6446	1.650061
Maryland	1	15,278,743.70	1.71%	42	7.2500	2.010000

Massachusetts	4	39,722,091.50	4.46%	40	6.3264	1.409790

New Jersey	2	10,150,000.00	1.14%	41	6.7536	1.003990

New York	19	247,033,000.00	27.72%	41	6.9692	1.566234

North Carolina	6	19,858,500.00	2.23%	41	6.2049	1.652042

Ohio	1	6,250,000.00	0.70%	41	7.2900	1.520000

Oklahoma	5	8,829,000.00	0.99%	40	7.0190	1.440000

Oregon	3	31,420,000.00	3.53%	40	6.5810	1.121311

Pennsylvania	5	38,500,000.00	4.32%	41	6.5500	0.910000

South Carolina	1	2,938,000.00	0.33%	41	5.9200	2.480000

Texas	5	92,116,509.83	10.33%	38	5.8442	2.283091

Utah	1	20,000,000.00	2.24%	42	7.6650	1.830000

Various	1	12,000,000.00	1.35%	41	6.5500	0.910000

Virginia	1	2,135,500.00	0.24%	41	5.9200	2.480000

Washington	8	21,048,117.65	2.36%	41	5.9185	2.289566

Totals	100	891,316,408.09	100.00%	40	6.6446	1.650061

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.49900 or less	1	39,975,000.00	4.48%	41	5.1360	2.020000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.50000 to 5.99900	7	106,000,000.00	11.89%	41	5.9159	1.873868	13 months to 24 months	51	891,316,408.09	100.00%	40	6.6446	1.650061
	6.00000 to 6.49900	13	224,007,664.39	25.13%	37	6.2940	1.615023	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99900	14	209,695,000.00	23.53%	41	6.6732	1.420093	Totals	51	891,316,408.09	100.00%	40	6.6446	1.650061
	7.00000 to 7.49900	13	191,388,743.70	21.47%	41	7.0911	1.705822
	7.50000 or greater	3	120,250,000.00	13.49%	42	7.6812	1.707339
	Totals	51	891,316,408.09	100.00%	40	6.6446	1.650061
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	40 months or less	13	197,377,664.39	22.14%	36	6.6266	1.495722	Interest Only	49	834,443,500.00	93.62%	40	6.6594	1.652944
	41 months or greater	38	693,938,743.70	77.86%	41	6.6497	1.693959	300 months or less	1	15,278,743.70	1.71%	42	7.2500	2.010000
	Totals	51	891,316,408.09	100.00%	40	6.6446	1.650061	301 months or greater	1	41,594,164.39	4.67%	40	6.1260	1.460000
								Totals	51	891,316,408.09	100.00%	40	6.6446	1.650061
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	19,000,000.00	2.13%	40	6.4937	1.428947			No outstanding loans in this group
	12 months or less	48	872,316,408.09	97.87%	40	6.6479	1.654877
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	891,316,408.09	100.00%	40	6.6446	1.650061
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10260663	1	MH	Various	Various	Actual/360	7.019%	371,714.54	0.00	0.00	N/A	01/06/30	--	61,500,000.00	61,500,000.00	09/06/26
2	10260664	1	SS	Various	Various	Actual/360	6.550%	327,136.11	0.00	0.00	N/A	02/06/30	--	58,000,000.00	58,000,000.00	09/06/26
3	10260665	1	LO	Boca Raton	FL	Actual/360	7.083%	335,458.75	0.00	0.00	N/A	02/06/30	--	55,000,000.00	55,000,000.00	09/06/26
4A-3	10260666	1	SS	Various	Various	Actual/360	5.920%	127,444.44	0.00	0.00	N/A	02/06/30	--	25,000,000.00	25,000,000.00	09/06/26
4A-4	10260667	1				Actual/360	5.920%	101,955.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	09/06/26
4A-5	10260668	1				Actual/360	5.920%	45,880.00	0.00	0.00	N/A	02/06/30	--	9,000,000.00	9,000,000.00	09/06/26
5-A-5-1	10259472	1	Various Various		Various	Actual/360	5.912%	101,811.70	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	09/06/26
5-A-5-2-1	10259473	1				Actual/360	5.912%	50,905.85	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	09/06/26
5-A-6-1	10259475	1				Actual/360	5.912%	61,087.02	0.00	0.00	N/A	02/06/30	--	12,000,000.00	12,000,000.00	09/06/26
5-A-6-2	10260376	1				Actual/360	5.912%	50,905.85	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	09/06/26
6	10260669	1	LO	New York	NY	Actual/360	7.660%	338,050.69	0.00	0.00	N/A	03/06/30	--	51,250,000.00	51,250,000.00	09/06/26
7	10260670	1	OF	New York	NY	Actual/360	7.710%	325,319.17	0.00	0.00	N/A	02/06/30	--	49,000,000.00	49,000,000.00	09/06/26
8A-4	10260671	1	Various Alameda		CA	Actual/360	6.126%	219,616.80	38,037.49	0.00	N/A	01/11/30	--	41,632,201.88	41,594,164.39	09/11/26
9	10260672	1	IN	Austin	TX	Actual/360	5.136%	176,796.10	0.00	0.00	N/A	02/06/30	--	39,975,000.00	39,975,000.00	09/06/26
10A-1	10260673	1	MU	Chicago	IL	Actual/360	6.785%	210,335.00	0.00	0.00	N/A	02/06/30	--	36,000,000.00	36,000,000.00	09/06/26
11	10260676	1	MF	Yuma	AZ	Actual/360	6.325%	179,735.42	0.00	0.00	N/A	02/06/30	--	33,000,000.00	33,000,000.00	09/06/26
12A-2-1	10260677	1	IN	Various	Various	Actual/360	6.499%	167,890.83	0.00	0.00	01/06/28	01/06/30	--	30,000,000.00	30,000,000.00	09/06/26
13	10260678	1	MU	Richardson	TX	Actual/360	6.280%	157,907.11	0.00	0.00	N/A	02/06/30	--	29,200,000.00	29,200,000.00	09/06/26
14	10260679	1	MU	Brooklyn	NY	Actual/360	6.350%	131,233.33	0.00	0.00	N/A	02/06/30	--	24,000,000.00	24,000,000.00	08/06/26
15	10260680	1	MF	New York	NY	Actual/360	6.590%	128,532.46	0.00	0.00	N/A	03/06/30	--	22,650,000.00	22,650,000.00	09/06/26
16	10260681	1	OF	Lehi	UT	Actual/360	7.665%	132,008.33	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	09/06/26
17	10260682	1	SS	Salem	OR	Actual/360	6.716%	108,261.92	0.00	0.00	N/A	01/06/30	--	18,720,000.00	18,720,000.00	09/06/26
18	10260683	1	OF	Cockeysville	MD	Actual/360	7.250%	95,493.83	17,264.04	0.00	03/06/30	09/06/32	--	15,296,007.74	15,278,743.70	09/06/26
19A-10	10260686	1	Various Lawrence		MA	Actual/360	7.010%	30,181.94	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	09/06/26
19A-4-1	10260684	1				Actual/360	7.010%	30,181.94	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	09/06/26
19A-9	10260685	1				Actual/360	7.010%	30,181.94	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	09/06/26
20	10260687	1	MF	New York	NY	Actual/360	6.330%	76,311.67	0.00	0.00	N/A	03/06/30	--	14,000,000.00	14,000,000.00	09/06/26
21	10260688	1	OF	San Francisco	CA	Actual/360	6.989%	78,388.43	0.00	0.00	N/A	02/06/30	--	13,025,000.00	13,025,000.00	09/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	10260689	1	MF	Portland	OR	Actual/360	6.382%	69,794.26	0.00	0.00	N/A	02/06/30	--	12,700,000.00	12,700,000.00	09/06/26
23	10260690	1	MF	New York	NY	Actual/360	6.330%	65,410.00	0.00	0.00	N/A	03/06/30	--	12,000,000.00	12,000,000.00	09/06/26
24	10260691	1	RT	Chicago	IL	Actual/360	6.538%	66,151.85	0.00	0.00	N/A	02/06/30	--	11,750,000.00	11,750,000.00	09/06/26
25	10260692	1	Various Various		NY	Actual/360	6.880%	68,131.11	0.00	0.00	N/A	03/06/30	--	11,500,000.00	11,500,000.00	08/06/26
26	10260693	1	SS	Port Arthur	TX	Actual/360	6.550%	62,043.06	0.00	0.00	N/A	02/06/30	--	11,000,000.00	11,000,000.00	09/06/26
27	10260694	1	MU	Spring Valley	NY	Actual/360	7.135%	63,590.69	0.00	0.00	N/A	02/06/30	--	10,350,000.00	10,350,000.00	09/06/26
28	10260695	1	RT	Roswell	GA	Actual/360	7.001%	57,272.07	0.00	0.00	N/A	02/06/30	--	9,500,000.00	9,500,000.00	09/06/26
29	10260696	1	MH	Various	GA	Actual/360	7.270%	48,204.14	0.00	0.00	N/A	02/06/30	--	7,700,000.00	7,700,000.00	09/06/26
30	10257240	1	MF	New York	NY	Actual/360	6.080%	36,553.08	0.00	0.00	N/A	01/01/30	--	6,981,700.00	6,981,700.00	09/01/26
31	10250015	1	MU	New York	NY	Actual/360	6.080%	32,757.82	0.00	0.00	N/A	01/01/30	--	6,256,800.00	6,256,800.00	09/01/26
32	10260697	1	MF	Trotwood	OH	Actual/360	7.290%	39,234.38	0.00	0.00	N/A	02/06/30	--	6,250,000.00	6,250,000.00	09/06/26
33	10260698	1	RT	New York	NY	Actual/360	7.220%	37,365.51	0.00	0.00	N/A	02/06/30	--	6,010,000.00	6,010,000.00	09/06/26
34	10260699	1	RT	Santa Barbara	CA	Actual/360	6.920%	35,753.33	0.00	0.00	N/A	01/06/30	--	6,000,000.00	6,000,000.00	09/06/26
35	10260700	1	MF	Staten Island	NY	Actual/360	6.619%	31,633.30	0.00	0.00	N/A	02/01/30	--	5,550,000.00	5,550,000.00	09/01/26
36	10256365	1	RT	Reidsville	NC	Actual/360	6.370%	29,620.50	0.00	0.00	N/A	01/01/30	--	5,400,000.00	5,400,000.00	09/01/26
37	10260701	1	MF	Staten Island	NY	Actual/360	6.619%	29,638.41	0.00	0.00	N/A	02/01/30	--	5,200,000.00	5,200,000.00	09/01/26
38	10260702	1	MH	Burlington	NC	Actual/360	6.111%	26,837.48	0.00	0.00	N/A	02/06/30	--	5,100,000.00	5,100,000.00	09/06/26
39	10260703	1	MF	Staten Island	NY	Actual/360	6.619%	28,498.47	0.00	0.00	N/A	02/01/30	--	5,000,000.00	5,000,000.00	09/01/26
40	10260704	1	MF	Brooklyn	NY	Actual/360	6.340%	20,609.40	0.00	0.00	N/A	01/06/30	--	3,775,000.00	3,775,000.00	09/06/26
41	10257532	1	SS	Dothan	AL	Actual/360	6.510%	16,817.50	0.00	0.00	N/A	02/01/30	--	3,000,000.00	3,000,000.00	09/01/26
42	10260705	1	SS	Long Branch	NJ	Actual/360	7.330%	16,726.65	0.00	0.00	N/A	02/06/30	--	2,650,000.00	2,650,000.00	09/06/26
43	10260706	1	MF	Lexington	NC	Actual/360	6.900%	13,665.83	0.00	0.00	N/A	02/06/30	--	2,300,000.00	2,300,000.00	09/06/26
44	10250051	1	SS	Lake Villa	IL	Actual/360	7.110%	13,163.38	0.00	0.00	N/A	01/01/30	--	2,150,000.00	2,150,000.00	09/01/26
Totals								5,100,198.95	55,301.53	0.00				891,371,709.62	891,316,408.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	5,089,253.02	6,299,578.78	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	0.00	3,592,470.91	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	8,088,806.79	8,671,769.12	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	1	0.00	8,198,299.76	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4	1	0.00	8,198,299.76	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-5-1	1	0.00	74,777,466.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-5-2-1	1	0.00	74,777,466.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-6-1	1	0.00	74,777,466.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-6-2	1	0.00	74,777,466.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	7,383,397.20	6,958,511.75	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	5,964,566.28	3,390,879.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-4	1	26,281,553.86	11,484,142.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	4,002,541.32	2,099,790.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-1	1	9,183,372.95	4,325,339.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,673,143.14	696,646.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-2-1	1	0.00	7,868,000.00	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	4,951,262.09	2,974,243.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	1,509,126.95	01/01/25	09/30/25	--	0.00	0.00	131,181.66	131,181.66	46,105.98	0.00
15	1	2,284,915.30	2,201,486.12	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	4,611.58	0.00
16	1	2,759,782.38	1,559,744.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,782,540.66	885,863.55	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	1,375,103.15	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-10	1	0.00	8,093,302.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-4-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,209,550.37	1,238,261.39	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	2,574,110.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1	0.00	327,426.99	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,097,317.85	1,142,032.67	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,135,774.03	1,128,646.25	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	1,079,149.67	01/01/25	12/31/25	--	0.00	0.00	68,106.35	68,106.35	0.00	0.00
26	1	1,113,706.20	1,077,004.47	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	1,558,482.22	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	1,265,555.57	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	960,733.45	527,756.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	549,666.75	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	432,903.72	472,846.42	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	690,169.39	733,982.92	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	558,808.73	879,218.18	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	527,690.14	284,979.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	311,289.90	207,596.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	578,477.64	299,423.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	382,041.81	193,234.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	661,179.26	275,196.52	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	376,544.22	413,787.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	348,362.73	166,150.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	450,725.39	237,295.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	230,115.35	251,742.88	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	205,435.14	105,310.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	235,561.82	144,757.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		91,951,522.13	406,626,081.59				0.00	0.00	199,288.01	199,288.01	50,717.56	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644614%	6.626620%	40
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644604%	6.626609%	41
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644593%	6.626599%	42
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644581%	6.626587%	43
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644571%	6.626577%	44
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644558%	6.626565%	45
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644548%	6.626555%	46
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644532%	6.626539%	47
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644522%	6.626529%	48
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644512%	6.626519%	49
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644500%	6.626507%	50
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.644490%	6.626497%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
14	10260679	08/06/26	0	B	131,181.66	131,181.66	46,105.98		24,000,000.00
25	10260692	08/06/26	0	B	68,106.35	68,106.35	0.00		11,500,000.00
Totals					199,288.01	199,288.01	46,105.98		35,500,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		876,037,664	876,037,664	0		0
49 - 60 Months		0	0	0		0
> 60 Months		15,278,744	15,278,744	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	891,316,408	891,316,408	0	0	0	0
Aug-26	891,371,710	891,371,710	0	0	0	0
Jul-26	891,426,704	891,426,704	0	0	0	0
Jun-26	891,491,524	891,491,524	0	0	0	0
May-26	891,545,855	891,545,855	0	0	0	0
Apr-26	891,610,035	891,610,035	0	0	0	0
Mar-26	891,663,708	891,663,708	0	0	0	0
Feb-26	891,747,611	891,747,611	0	0	0	0
Jan-26	891,800,522	891,800,522	0	0	0	0
Dec-25	891,853,139	891,853,139	0	0	0	0
Nov-25	891,915,671	891,915,671	0	0	0	0
Oct-25	891,967,650	891,967,650	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27